Subsequent Event (Details Narrative) (10K)									3 Months Ended		12 Months Ended
	Jun. 23, 2016 USD ($)	May 18, 2016 USD ($) $ / shares shares	May 18, 2016 CAD shares	May 04, 2016 CAD shares	Feb. 17, 2016	Sep. 10, 2015 USD ($) shares	Sep. 02, 2015	May 06, 2015 CAD	Jun. 30, 2016 CAD	Jun. 30, 2015 CAD	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD	May 18, 2016 CAD / shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD / shares	Oct. 22, 2014 $ / shares	Oct. 22, 2014 CAD / shares
Number of common stock shares issued during the period | shares						50,000
Term loan bridge financing | CAD				CAD 40,000				CAD 33,000
Loan description				bridge financing with a relative of one of the officers of the Company.				Company agreed to a one year term loan (maturing May 5, 2016) with a family member of an officer
Loan maturity, date				Aug. 28, 2016			Sep. 01, 2016	May 05, 2016
Premium interest percent				30.00%			12.00%	12.00%	20.00%					20.00%	20.00%
Warrant exercised per share | CAD / shares															CAD 0.052		CAD 1.94
Debt conversion into shares rate					45.00%		45.00%
Gross proceeds | CAD									CAD 2,318	CAD 596	CAD 12,614	CAD 1,113
USD [Member]
Warrant exercised per share | $ / shares														$ 0.04		$ 1.50
USD [Member] | Equity Purchase Agreement [Member]
Draw down notice increasing the upper limit value on individual draws						$ 75,000
Draw down notice increasing the lower limit value on individual draws						$ 62,500
Subsequent Event [Member]
Number of common stock shares issued during the period | shares				1,100,000							1,100,000
Term loan bridge financing | CAD				CAD 4,000
Loan description				bridge financing with a relative of one of the officers of the Company.
Loan maturity, date				Aug. 28, 2016
Premium interest percent				30.00%
Number of common sharse purchase warrants exercised druing period | shares		44,500	44,500
Warrant exercised per share | CAD / shares													CAD 0.52
Gross proceeds | CAD			CAD 2,164
Subsequent Event [Member] | Equity Purchase Agreement [Member]
Debt conversion into shares rate	85.00%
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Maximum [Member]
Debt conversion into shares rate	80.00%
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Minimum [Member]
Debt conversion into shares rate	65.00%
Subsequent Event [Member] | USD [Member]
Warrant exercised per share | $ / shares		$ 0.04
Gross proceeds		$ 1,780
Subsequent Event [Member] | USD [Member] | Equity Purchase Agreement [Member]
Draw down notice increasing the upper limit value on individual draws	$ 75,000
Draw down notice increasing the lower limit value on individual draws	$ 62,500